SHARE-BASED COMPENSATION (Schedule of Outstanding and Exercisable Options Granted) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Options outstanding	7,507,811
Options exercisable	3,256,572
0.004 [Member]
Exercise Price | $ / shares	$ 0.004
Options outstanding	22,668
Weighted average remaining contractual term	7 years 11 days
Options exercisable	22,668
Weighted average remaining contractual term	7 years 11 days
0.60 [Member]
Exercise Price | $ / shares	$ 0.60
Options outstanding	23,332
Weighted average remaining contractual term	8 years 22 days
Options exercisable	23,332
Weighted average remaining contractual term	8 years 22 days
0.64 [Member]
Exercise Price | $ / shares	$ 0.64
Options outstanding	149,072
Weighted average remaining contractual term	9 years 6 months
Options exercisable	149,072
Weighted average remaining contractual term	9 years 6 months
0.80 [Member]
Exercise Price | $ / shares	$ 0.80
Options outstanding	99,168
Weighted average remaining contractual term	10 years 15 days
Options exercisable	99,168
Weighted average remaining contractual term	10 years 15 days
0.89 [Member]
Exercise Price | $ / shares	$ 0.89
Options outstanding	33,332
Weighted average remaining contractual term	11 years 4 days
Options exercisable	33,332
Weighted average remaining contractual term	11 years 4 days
1.41 [Member]
Exercise Price | $ / shares	$ 1.41
Options outstanding	3,310,990
Weighted average remaining contractual term	10 years 11 days
Options exercisable	2,551,160
Weighted average remaining contractual term	10 years 29 days
1.76 [Member]
Exercise Price | $ / shares	$ 1.76
Options outstanding	740,039
Weighted average remaining contractual term	8 years 7 days
Options exercisable	246,948
Weighted average remaining contractual term	8 years 4 days
7.55 [Member]
Exercise Price | $ / shares	$ 7.55
Options outstanding	315,159
Weighted average remaining contractual term	8 years 26 days
Options exercisable	77,291
Weighted average remaining contractual term	8 years 26 days
8.51 [Member]
Exercise Price | $ / shares	$ 8.51
Options outstanding	341,768
Weighted average remaining contractual term	9 years
Options exercisable	33,268
Weighted average remaining contractual term	8 years 29 days
16.68 [Member]
Exercise Price | $ / shares	$ 16.68
Options outstanding	891,886
Weighted average remaining contractual term	9 years 22 days
Options exercisable
19.21 [Member]
Exercise Price | $ / shares	$ 19.21
Options outstanding	465,261
Weighted average remaining contractual term	9 years 26 days
Options exercisable
22.70 [Member]
Exercise Price | $ / shares	$ 22.70
Options outstanding	1,004,376
Weighted average remaining contractual term	9 years 7 days
Options exercisable	20,333
Weighted average remaining contractual term	8 years 29 days
29.74 [Member]
Exercise Price | $ / shares	$ 29.74
Options outstanding	110,760
Weighted average remaining contractual term	9 years 6 months
Options exercisable